SHORT-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2022
Short-term Investments [Abstract]
Schedule of short term investments

	As of December 31,
	2021	2022
	RMB	RMB
Time deposits	167,781	142,357
Wealth management products	212,271	69,646

Total short-term investment	380,052	212,003